Appendix V: Interest-Bearing Debt (Tables)	12 Months Ended
Dec. 31, 2019
Appendix V: Interest-Bearing Debt [Abstract]
Schedule of Interest-Bearing Debt
Interest-bearing debt arranged or repaid in 2019 mainly includes the following:

Description	Limit 12/31/2019 (million euros)	Currency	Outstanding balance 12/31/2019 (million euros)	Arrangement date	Maturity date	Drawndown 2019 (million euros)	Repayment 2019 (million euros)
Telefónica, S.A.
Bilateral Credit (1)	300	EUR	—	05/14/2019	05/14/2024	—	—
Bilateral loan (2)	—	EUR	—	06/26/2014	04/01/2019	—	(1,000)
Bilateral loan	—	EUR	—	10/24/2016	03/19/2019	—	(150)
Bilateral loan	—	EUR	—	12/20/2017	07/22/2019	—	(385)
Bilateral loan	—	EUR	200	07/11/2019	08/14/2026	200	—
Bilateral loan (3)	—	EUR	—	12/28/2017	10/22/2019	—	(100)
Bilateral loan (4)	—	EUR	—	11/24/2017	10/30/2019	—	(100)
Bilateral loan	150	EUR	—	11/08/2019	03/31/2030	—	—
Bilateral loan (5)	—	EUR	—	02/23/2016	12/23/2019	—	(100)
Bilateral loan	200	EUR	—	12/04/2019	06/04/2027	—	—
Colombia Telecomunicaciones, S.A. E.S.P.
Bilateral loan (6)	—	COP	—	01/05/2018	12/16/2019	—	(142)
Telefónica Europe B.V.
Structured financing (7)	—	EUR	—	11/28/2016	12/16/2019	—	(1,500)
Telxius Telecom S.A.U.
Bilateral loan	—	EUR	150	11/29/2019	11/29/2021	150	—
Telefónica Germany GmbH & Co. OHG
Syndicated facility (8)	750	EUR	—	12/17/2019	12/17/2024	—	—
EIB Financing (Tranche 1)	300	EUR	—	12/18/2019	12/18/2028	—	—

(1)	The facility matures in 2024, with two annual extension options, at the request of Telefónica, for a maximum maturity in 2026.

(2)
On February, 18, 2019 and April 1, 2019 Telefónica, S.A. made an early repayment for 500 million euros respectively, of its 1,000 million euros bilateral loan signed on June 26, 2014 and originally scheduled to mature on June 26, 2019.

(3)	On October 22, 2019, Telefónica, S.A. made an early repayment of its 100 million euros bilateral loan originally scheduled to mature on October 22, 2020.

(4)	On October 30, 2019, Telefónica, S.A. made an early repayment of its 100 million euros bilateral loan originally scheduled to mature on January 30, 2026.

(5)	On December 23, 2019, Telefónica, S.A. made an early repayment of its 100 million euros bilateral loan originally scheduled to mature on February 23, 2021.

(6)
On May 30, 2019 Colombia Telecomunicaciones S.A. E.S.P. made an early repayment for 380,000 million COP and on December 16, 2019 153,000 million COP of its 533,000 million COP bilateral loan signed on January 5, 2018 and originally scheduled to mature on January 5, 2025.

(7)
On August 16, 2019, Telefónica Europe, B.V. made an early repayment for 750 million euros, on November 15, 2019 450 million euros and on December 16, 2019 300 million euros of its structured financing signed on November 28, 2016 and originally scheduled to mature on November 28, 2024.

(8)
On December 17, 2019, Telefónica Germany GmbH & Co. OHG signed a syndicated financing facility for an aggregate amount of 750 million euros which replaces the syndicated financing facility for 750 million euros signed on March 22, 2016, and originally scheduled to mature on March 22, 2023. The new financing matures in 2024, with two annual extension options at the request of Telefónica Germany GmbH & Co. OHG, for a maximum maturity in 2026.

The main debentures and bonds issued by the Group in 2019 are as follows:

			Nominal (millions)
Item	Date	Maturity Date	Currency	Euros	Currency of issuance	Coupon
Telefónica Emisiones, S.A.U.
EMTN Bond	02/05/2019	02/05/2024	1,000	1,000	EUR	1.069%
SHELF Bond	03/01/2019	03/01/2049	1,250	1,113	USD	5.520%
EMTN Bond	03/12/2019	03/12/2029	1,000	1,000	EUR	1.788%
EMTN Bond	07/01/2019	07/01/2039	500	500	EUR	1.957%
Telefónica del Perú, S.A.A.
Bond	04/10/2019	04/10/2027	1,700	457	PEN	7.375%
Colombia Telecomunicaciones S.A E.S.P.
Bond	05/29/2019	05/29/2024	347,590	94	COP	6.650%
Bond	05/29/2019	05/29/2029	152,410	41	COP	IPC + 3.390%
The main financing transactions at December 31, 2019 and 2018 and their nominal amounts are as follows:

			Outstanding principal balance
			(millions of euros)
Descriptive name summary	Current limit (millions)	Currency	12/31/2019	12/31/2018	Arrangement date	Maturity date
Telefónica, S.A
Structured Financing (*)	59	USD	53	93	05/03/2011	07/30/2021
Structured Financing (*)	316	USD	282	379	02/22/2013	01/31/2023
Structured Financing (*)	273	USD	243	314	08/01/2013	10/31/2023
Bilateral loan (1)	—	EUR	—	1,000	06/26/2014	04/01/2019
Structured Financing (*)	503	USD	448	516	12/11/2015	03/11/2026
Structured Financing (*)	341	EUR	341	401	12/11/2015	03/11/2026
Bilateral loan (2)	—	EUR	—	100	02/23/2016	12/23/2019
Bilateral loan	—	EUR	—	150	10/24/2016	03/19/2019
Credit	380	EUR	—	271	12/27/2002	12/27/2022
Bilateral loan (3)	—	EUR	—	100	11/24/2017	10/30/2019
Bilateral loan (4)	—	EUR	—	100	12/28/2017	10/22/2019
Bilateral loan	—	EUR	—	385	12/20/2017	07/22/2019
Credit	100	GBP	117	112	05/23/2013	03/01/2022
Bilateral credit (5)	300	EUR	—	—	05/14/2019	05/14/2024
Bilateral loan	—	EUR	200	—	07/11/2019	08/14/2026
Bilateral loan	150	EUR	—	—	11/08/2019	03/31/2030
Bilateral loan	200	EUR	—	—	12/04/2019	06/04/2027
Telefónica Germany GmbH & Co. OHG
BEI Financing	—	EUR	408	450	06/13/2016	06/13/2025
Syndicated facility (6)	750	EUR	—	—	12/17/2019	12/17/2024
BEI Financing (Tranche 1)	300	EUR	—	—	12/18/2019	12/18/2028
Telefónica Europe, B.V.
Structured Financing (7)	—	EUR	—	1,500	11/28/2016	12/16/2019
Telxius Telecom, S.A.
Syndicated facility	300	EUR	300	300	12/01/2017	12/01/2023
Bilateral loan	—	EUR	150	—	11/29/2019	11/29/2021
Colombia Telecomunicaciones, S.A. E.S.P.
Bilateral loan (8)	—	COP	—	143	01/05/2018	12/16/2019
(1) On February, 18, 2019 and April 1,2019 Telefónica, S.A. made an early repayment for 500 million euros respectively, of its 1,000 million euros bilateral loan signed on June 26, 2014 and originally scheduled to mature on June 26, 2019.
(2) On December 23, 2019, Telefónica, S.A. made an early repayment of its 100 million euros bilateral loan originally scheduled to mature on February 23, 2021.
(3) On October 30, 2019, Telefónica, S.A. made an early repayment of its 100 million euros bilateral loan originally scheduled to mature on January 30, 2026.
(4) On October 22, 2019, Telefónica, S.A. made an early repayment of its 100 million euros bilateral loan originally scheduled to mature on October 22, 2020.
(5) The facility matures in 2024, with two annual extension options, at the request of Telefónica, for a maximum maturity in 2026.
(6) On December 17, 2019, Telefónica Germany GmbH & Co. OHG signed a syndicated financing facility for an aggregate amount of 750 million euros which replaces the syndicated financing facility for 750 million euros signed on March 22, 2016, and originally scheduled to mature on March 22, 2023. The new financing matures in 2024, with two annual extension options at the request of Telefónica Germany GmbH & Co. OHG, for a maximum maturity in 2026.
(7) On August 16, 2019, Telefónica Europe, B.V. made an early repayment for 750 million euros, on November 15, 2019 450 million euros and on December 16, 2019 300 million euros of its structured financing signed on November 28, 2016 and originally scheduled to mature on November 28, 2024.
(8) On May 30, 2019 Colombia Telecomunicaciones S.A. E.S.P. made an early repayment for 380,000 million COP and on December 16, 2019 153,000 million COP of its 533,000 million COP bilateral loan signed on January 5, 2018 and originally scheduled to mature on January 5, 2025.
(*) Facility with amortization schedule, showing in the column "Current limit" the undrawn amount.